Other Liabilities - Summary of Other Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Civil Aviation Development Fund and airport tax payable	¥ 1,788	¥ 1,559
Payable for purchase of property, plant and equipment	1,194	900
Sales agent deposits	507	430
Other taxes payable	569	508
Deposit received for chartered flights	191	216
Others	1,485	1,359
Total	¥ 5,734	¥ 4,972